Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s long-standing practice has been to grant equity compensation on a pre-determined schedule at approximately the same time each year, with interim or off-cycle grants being reviewed and approved by the compensation committee as circumstances warrant. During fiscal year 2026, the Company did not grant stock options or stock appreciation rights to its employees. The compensation committee and the board of directors did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal year 2026 and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s long-standing practice has been to grant equity compensation on a pre-determined schedule at approximately the same time each year, with interim or off-cycle grants being reviewed and approved by the compensation committee as circumstances warrant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee and the board of directors did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal year 2026 and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false